UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Keystone, Inc.
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas 76102

Form 13F File Number:  28-1873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham        Fort Worth, Texas    August 9, 2002



Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $170,902    (thousands)

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE   SHARES/   SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT   PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE
AER ENERGY
 RESOURCES           COM   000944108     228   1000000   SH               Sole       1000000
FLORIDA EAST
 COAST INDS         CL A   340632108    8402    332100   SH               Sole        332100
IVEX PACKAGING
 CORP DEL            COM   465855104   22408    984106   SH               Sole        984106
LONE STAR
 TECHNOLOGIES INC    COM   542312103   52203   2279600   SH               Sole       2279600
MCMORAN
 EXPLORATION CO      COM   582411104    2428    564715   SH               Sole        564715
MERISTAR HOTELS &
 RESORTS IN          COM   589988104     174    193367   SH               Sole        193367
PHOSPHATE
 RESOURCE PARTDEPOSITARY   719217101   10467   2616800   SH               Sole       2616800
PROQUEST COMPANY     COM   74346P102   66136   1862999   SH               Sole       1862999
SAN JUAN BASIN
 RTY TR       UNIT BEN I   798241105    8456    763900   SH               Sole        763900

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.
